UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-4653

The American Funds Tax-Exempt Series I
(Exact Name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: July 31, 2007

Date of reporting period: October 31, 2006

Jennifer L. Butler
Secretary
The American Funds Tax-Exempt Series I
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

ITEM 1 - Schedule of Investments

Tax-Exempt Fund of Maryland®
Investment portfolio

October 31, 2006
unaudited

		Principal amount	Market value
Bonds & notes — 95.17%		(000)	(000)

MARYLAND — 85.82%
STATE ISSUERS — 45.77%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022		$2,000	$2,031
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2008		1,610	1,636
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2009		1,680	1,724
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2001-H, AMT, 5.20% 2022		900	922
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039		4,000	4,337
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-L, AMT, 4.80% 2021		1,500	1,531
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041		2,000	2,171
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25% 2012		1,000	1,074
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2013		1,500	1,644
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014		1,755	1,882
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.375% 2019		1,500	1,633
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)		1,980	2,324
Econ. Dev. Corp., Rev. Ref. Bonds (Chesapeake Bay Conference Center Project), Series 2006-A, 4.75% 2011		1,000	995
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore County Project), Series 2006, XLCA insured, 5.00% 2020		600	649
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020		1,000	1,082
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021		1,000	1,078
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2026		1,000	1,069
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.25% 2011		3,425	3,662
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.375% 2015		2,230	2,395
Econ. Dev. Corp., Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 4.60% 2016		3,000	3,027
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010		3,500	3,576
G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series H, 5.50% 2010		2,000	2,140
G.O. Bonds, State and Local Facs., First Series Loan of 2001, Series H, 5.50% 2011		1,000	1,080
G.O. Bonds, State and Local Facs., First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016		1,500	1,690

			unaudited

		Principal amount	Market value
Bonds & notes		(000)	(000)

STATE ISSUERS (continued)
G.O. Bonds, State and Local Facs., Second Series Loan of 2002, Series B, 5.25% 2009		$1,000	$1,038
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series W, 5.00% 2011 (preref. 2009)		500	524
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series X, 5.25% 2012 (preref. 2009)		2,000	2,110
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019		1,500	1,522
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026		1,640	1,673
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034		880	912
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue), Series 1998, FSA insured, 5.125% 2028		1,000	1,030
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031		1,000	1,052
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037		1,500	1,575
Health and Higher Educational Facs. Auth., Rev. Bonds (Good Samaritan Hospital Issue), Series 1993, 5.70% 2009 (escrowed to maturity)		1,000	1,041
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)		1,510	1,549
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)		1,000	1,025
Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015		1,000	1,046
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012		1,000	1,063
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014		2,450	2,635
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018		1,000	1,076
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038		1,500	1,776
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035		2,000	2,147
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-B, 5.00% 2008		1,000	1,011
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021		1,000	1,068
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036		4,500	4,730
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2008		1,500	1,532
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2009		400	413
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2000, 6.75% 2030 (preref. 2010)		2,000	2,234
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2006-A, 5.00% 2036		2,000	2,088
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012		1,000	1,041
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025		1,000	1,081
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 1998, 5.25% 2014		2,505	2,617
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2011		1,000	1,060
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2013		1,000	1,060
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032		1,000	1,041
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013		1,000	1,061
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015		500	557
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016		3,500	3,896
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033		1,000	1,070
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013		2,000	2,232
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Roland Park Place Issue), Series 1999, 5.50% 2014		525	528
Industrial Dev. Fncg. Auth., Econ. Dev. Rev. Bonds (Our Lady of Good Counsel High School Fac.), Series 2005-A, 6.00% 2035		1,000	1,076
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC insured, 5.00% 2020		1,375	1,473
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017		2,000	2,294

			unaudited

		Principal amount	Market value
Bonds & notes		(000)	(000)

STATE ISSUERS (continued)
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014		$4,000	$4,457
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.00% 2015		1,500	1,649
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018		1,000	1,080
Dept. of Transportation, Project Certs. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008		1,415	1,452
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015		2,000	2,155
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013		1,000	1,017
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.00% 2013		1,010	1,080
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022		2,000	2,124
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2013		1,500	1,620
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2018		2,000	2,173
			124,116

CITY & COUNTY ISSUERS — 40.05%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034		2,000	2,063
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034		3,000	3,059
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2005, 5.00% 2016		1,500	1,642
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Ref. Series 2006, 5.00% 2017		1,590	1,752
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018		1,165	1,271
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021		1,350	1,462
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012		1,000	1,083
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)		1,985	2,196
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)		1,500	1,717
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012		1,345	1,368
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010		2,000	2,126
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)		3,000	3,266
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)		1,500	1,608
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 5.00% 2020		1,000	1,079
Baltimore County, Rev. Bonds (Catholic Health Initiatives), Series 2006-A, 4.50% 2033		700	700
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2018		1,000	1,113
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019		1,000	1,109
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.00% 2032		1,250	1,336
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-B, 5.875% 2039		2,500	2,652
Mayor and City Council of Baltimore, Convertible Rev. Ref. Bonds (Baltimore City Parking System Facs.), Series 1996-A, FGIC insured, 5.90% 2009		1,500	1,588
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B, MBIA insured, 5.00% 2021		1,030	1,113
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC insured, 6.00% 2015		1,500	1,693
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024		410	458
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC insured, 5.00% 2021		1,225	1,303
Mayor and City Council of Brunswick, Special Obligation Bonds (Brunswick Crossing Special Taxing Dist.), Series 2006, 5.50% 2036		4,000	4,098
Calvert County, Econ. Dev. Rev. Ref. Bonds (Asbury-Solomons Island Fac.), Series 1997, MBIA insured, 5.00% 2009		1,000	1,031
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A, ASSET GUARANTY insured, RADIAN insured, 5.50% 2019		1,265	1,317
Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010		1,000	1,054
Frederick County, G.O. Public Facs. Bonds of 2000, 5.10% 2017 (preref. 2010)		1,000	1,069
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021		1,000	1,153
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025		3,000	3,104
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030		1,000	1,031
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030		1,461	1,508
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020		1,000	1,083
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014		795	858
			unaudited

		Principal amount	Market value
Bonds & notes		(000)	(000)

CITY & COUNTY ISSUERS (continued)
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014 (preref. 2012)		$205	$222
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034		3,650	3,876
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, FNMA insured, 4.65% 2030		2,670	2,707

Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 1998-B, 4.80% 2009		425	425
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 1998-B, 4.90% 2010		350	359
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project), Series 2002-A, 3.25% 2011		1,000	981
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016		1,000	1,076
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2000-A, 5.30% 2013 (preref. 2010)		1,000	1,063
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2011		1,000	1,050
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2012		1,000	1,058
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015		2,000	2,157
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013		1,000	1,079
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021		2,205	2,390
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020		750	801
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027		1,675	1,911
Northeast Maryland Waste Disposal Auth., Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit Project), Series 1998, AMT, 5.00% 2012		2,500	2,559
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Bonds (Montgomery County Resource Recovery Project), Series 1993-A, AMT, 6.00% 2007		1,000	1,011
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.25% 2009		1,000	1,035
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010		2,500	2,642
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2016		1,000	1,082
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Langley Gardens Apartments Project), Series 1997-A, AMT, 5.60% 2017		1,130	1,172
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012		385	379
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023		1,000	1,026
Industrial Dev. Auth. of Prince George’s County, Rev. Ref. Lease Bonds (Upper Marlboro Justice Center Project), Series 2003-A, MBIA insured, 5.00% 2014		1,500	1,617
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034		4,000	4,093
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.50% 2017		725	730
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.60% 2021		1,660	1,675
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 4.70% 2026		1,545	1,558
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035		3,700	3,767
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017		1,510	1,773
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Sewage Disposal Ref. Bonds of 2003, 5.00% 2012		1,000	1,075
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019		1,000	1,090
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015 (preref. 2011)		3,000	3,113

			108,615

DISTRICT OF COLUMBIA — 0.57%
Washington Metropolitan Area Transit Auth., Gross Transit Rev. Ref. Bonds, Series 1993, FGIC insured, 6.00% 2008		1,480	1,539
			unaudited

		Principal amount	Market value
Bonds & notes		(000)	(000)

PUERTO RICO — 7.42%
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015		$1,000	$1,134
Electric Power Auth., Rev. Bonds, Series DD, FSA insured, 4.50% 2019		1,000	1,026
Electric Power Auth., Rev. Ref. Bonds, Series GG, FSA insured, 4.75% 2021		1,020	1,051
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011		1,000	1,062
Electric Power Auth., Rev. Ref. Bonds, Series Y, MBIA insured, 7.00% 2007		1,000	1,023
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)		2,000	2,091
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)		4,500	4,874
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026		455	546
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)		45	57
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)		3,755	4,064
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)		2,500	2,688
Public Improvement G.O. Ref. Bonds, Series 1998, 5.00% 2007		500	504
			20,120

VIRGIN ISLANDS — 1.36%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009		1,500	1,549
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010		1,000	1,032
Public Fin. Auth., Rev. Bonds (Gross Receipts Taxes Loan Note), Series 2003-A, FSA insured, 5.25% 2017		1,000	1,105
			3,686

Total bonds & notes (cost: $249,957,000)			258,076

Short-term securities — 4.86%

Baltimore County, Maryland, Econ. Dev. Rev. Bonds (Garrison Forest School, Inc. Project), Series 2001, 3.64% 2026[1]		1,170	1,170
Community Dev. Administration, Maryland Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds (Barrington Apartments Project), Series 2003-A, AMT, FNMA insured, 3.58% 2037[1]		3,800	3,800
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2004-A, AMBAC insured, 3.56% 2023[1]		950	950
Maryland Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project), Series 2004-A, AMBAC insured, 3.64% 2034[1,2]		4,255	4,255
Maryland Econ. Dev. Corp., Rev. Bonds (American Urological Assn. Education and Research, Inc. Project), Series 2002, 3.57% 2032[1]		900	900
Montgomery County, Maryland, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 3.65% 2026[1]		500	500
Westminster, Maryland, Econ. Dev. Rev. Bonds (Carroll Lutheran Village, Inc.), Series 2004-C, 3.65% 2034[1]		800	800
Wicomico County, Maryland, Econ. Dev. Rev. Bonds (Harvard Custom Manufacturing, Inc. Project), Series 1997, AMT, 3.62% 2017[1]		800	800

Total short-term securities (cost: $13,175,000)			13,175

Total investment securities (cost: $263,132,000)			271,251
Other assets less liabilities			(91)

Net assets			$271,160

[1]Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy. = Agency	Dist. = District	G.O. = General Obligation
AMT = Alternative Minimum Tax	Econ. = Economic	Preref. = Prerefunded
Auth. = Authority	Fac. = Facility	Redev. = Redevelopment
Certs. of Part. = Certificates of Participation	Facs. = Facilities	Ref. = Refunding
Dept. = Department	Fin. = Finance	Rev. = Revenue
Dev. = Development	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper

Federal income tax information		(dollars in thousands)

Gross unrealized appreciation on investment securities		$ 8,544
Gross unrealized depreciation on investment securities		(250)
Net unrealized appreciation on investment securities		8,294
Cost of investment securities for federal income tax purposes		262,957

Tax-Exempt Fund of Virginia®
Investment portfolio

October 31, 2006
			unaudited

		Principal amount	Market value
Bonds & notes — 97.16%		(000)	(000)

VIRGINIA — 84.86%
STATE ISSUERS — 31.76%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College Program), Series 1998, 5.00% 2017		$1,000	$1,019
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2002-A, 5.00% 2011		1,530	1,628
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2026		4,000	4,162
College Building Auth., Educational Facs. Rev. Bonds (Regent University Project), Series 2006, 5.00% 2029		1,000	1,037
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2002-A, 5.00% 2032 (put 2009)		2,500	2,574
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021		1,000	1,152
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampden-Sydney College Project), Series 1998, MBIA insured, 5.00% 2016		500	517
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2013		1,000	1,072
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2014		1,815	1,959
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010		1,300	1,393
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series 1999-B, 5.50% 2013 (preref. 2009)		4,750	5,022
G.O. Bonds, Series 1997, 5.00% 2012 (preref. 2007)		940	948
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.55% 2010		1,000	1,022
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.65% 2011		1,000	1,037
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015		1,300	1,277
Housing Dev. Auth., Multi-family Housing Bonds, Series 1996-B, 5.95% 2016		710	726
Housing Dev. Auth., Multi-family Housing Bonds, Series 1997-B, AMT, 5.80% 2010		1,185	1,209
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.60% 2009		1,320	1,343
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.70% 2010		1,240	1,269
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017		825	849
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2011		1,000	1,047
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2014		1,000	1,046
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2008		1,200	1,229
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2009		1,100	1,136
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012		1,000	1,060
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013		3,700	3,940
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, FSA insured, 5.50% 2015		2,885	3,206
Port Auth., Port Facs. Rev. Bonds, Series 2006, AMT, FGIC insured, 4.75% 2031		1,000	1,012
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)		1,000	1,025
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B, 5.00% 2011 (preref. 2008)		2,100	2,153
Public Building Auth., Public Facs. Rev. Bonds, Series 2000-A, 5.75% 2016 (preref. 2010)		1,000	1,078
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015		1,000	1,097
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017		2,680	2,922
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-A, 5.25% 2017		1,000	1,128
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017		1,000	1,128
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-A, 5.25% 2007		2,000	2,026

			unaudited
		Principal amount	Market value
Bonds & notes		(000)	(000)

STATE ISSUERS (continued)
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009		$2,880	$2,955
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014		1,000	1,070
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-B, 4.00% 2009		1,500	1,520
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018		2,000	2,177
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009 (preref. 2008)		120	123
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015 (preref. 2010)		1,000	1,063
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017		2,105	2,321
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2001-B, AMT, FSA insured, 4.375% 2010		1,490	1,526
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2002-A, 5.25% 2014		1,460	1,567
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003, 5.00% 2020		2,000	2,147
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B, AMT, MBIA insured, 5.00% 2016		1,000	1,062
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 4.75% 2017		1,485	1,490
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015		4,825	5,263
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019		2,000	2,102
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026		3,000	3,193
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016		1,000	1,077
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017		1,480	1,591
			89,695
CITY & COUNTY ISSUERS — 53.10%
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2008		1,015	1,034
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2009		1,020	1,050
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032		2,000	2,013
Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 5.00% 2026		1,000	1,054
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2011		1,000	1,105
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012		1,000	1,125
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012		2,785	2,871

Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009		3,100	3,155
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)		1,000	1,096
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009		1,300	1,375
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011		1,500	1,635
City of Chesapeake, G.O. Ref. Bonds, Series 1993, 5.40% 2008		1,000	1,038
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013		1,500	1,622
Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009		330	331
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024		3,000	3,200
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027		1,640	1,751
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028		2,615	2,776
Fairfax County Econ. Dev. Auth., Lease Rev. Bonds (Joint Public Uses Complex Project), Series 2006, 5.00% 2024		3,795	4,082
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012 (preref. 2009)		500	551
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029 (preref. 2009)		2,500	2,806
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.75% 2026		2,500	2,546
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.), Series 2006-A, 4.875% 2036		3,000	3,058
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health Systems Project), Series 1998-A, 5.00% 2011		1,500	1,534

			unaudited

		Principal amount	Market value
Bonds & notes		(000)	(000)

CITY & COUNTY ISSUERS (continued)
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2007		$ 750	$ 758
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011		1,000	1,057
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019		2,500	2,772
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, FSA insured, 5.25% 2019		1,000	1,120
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project), Series 1998-A, FHA insured, 5.05% 2010		695	710
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021		1,000	1,121
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019		1,000	1,139
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027		1,500	1,565
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014		1,000	1,086
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015		1,500	1,626
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013		2,240	2,412
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014		1,000	1,086
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011		1,000	1,064
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 4.00% 2009		500	503
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012		1,220	1,288
City of Hampton, Public Improvement Bonds, Series 2005-A, FGIC insured, 5.00% 2020		1,000	1,081
City of Hampton, Public Improvement Bonds, Series 2005-A, FGIC insured, 5.00% 2022		1,640	1,765
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2010		1,375	1,509
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.375% 2018		1,500	1,777
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025		2,945	3,172
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013		580	614
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014		1,000	976
Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds (Memorial Hospital of Martinsville and Henry County), Series 1997, 6.00% 2017 (preref. 2007)		1,000	1,014
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-A, 6.85% 2019		380	385
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029		447	476
County of Isle of Wight Industrial Dev. Auth., Environmental Improvement Rev. Bonds (International Paper Co. Projects), Series 2000-A, AMT, 6.60% 2024		2,590	2,789
County of Isle of Wight Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 2004-A, 4.05% 2014		1,000	974
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026		2,250	2,316
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034		750	773
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc. Project), Series 2003-A, AMT, 4.10% 2023 (put 2009)		1,000	999
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026		2,475	2,583
Industrial Dev. Auth. of Loudoun County, Public Safety Fac. Lease Rev. Bonds (Loudoun County Public Safety Facs. Project), FSA insured, 5.25% 2016		1,000	1,096
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project), Series 2004-A, 6.00% 2024		2,000	2,136
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012		1,795	1,928
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.00% 2012 (preref. 2010)		1,000	1,055
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.25% 2015 (preref. 2011)		500	538
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured, 5.00% 2014 (preref. 2011)		1,185	1,262

		Principal amount	Market value
Bonds & notes		(000)	(000)

CITY & COUNTY ISSUERS (continued)
City of Manassas, G.O. Bonds, Series 1997-A, 5.00% 2013 (preref. 2008)		$1,000	$1,036
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026		1,000	1,032
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036		2,000	2,063
City of Newport News, G.O. General Improvement and Water Bonds, Series 2002-A, 5.00% 2016		1,585	1,709
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020		1,000	1,082
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010		1,000	1,049
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2023		1,110	1,201
Econ. Dev. Auth. of the City of Newport News, Econ. Dev. Rev. Bonds, Series 2006, 5.00% 2024		1,085	1,172
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2014		1,485	1,575
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2015		1,565	1,661
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William), Series 2003, 5.00% 2013		1,000	1,064
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2014		1,000	1,091
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019		1,635	1,764
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026		2,420	2,556
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)		1,000	1,088
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2005-B, FSA insured, 5.00% 2014		1,500	1,636
City of Richmond, Public Utility Rev. Ref. Bonds, Series 1998-A, 5.25% 2009		1,500	1,545
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC insured, 5.25% 2012		1,000	1,085
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC insured, 5.25% 2017		1,120	1,262
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, MBIA insured, 5.00% 2015		1,000	1,083
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015		3,500	3,796
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Health System), Series 1998, 5.25% 2011		1,000	1,037
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 6.00% 2011		1,000	1,090
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018		2,200	2,426
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.375% 2017		1,500	1,628
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.00% 2021		2,000	2,127
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)		1,500	1,604
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)		1,500	1,604
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)		2,425	2,595
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013 (preref. 2011)		2,425	2,595
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016		1,350	1,487
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017		1,000	1,107
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, MBIA insured, 5.00% 2022		1,215	1,315
Westmoreland County Industrial Dev. Auth., Lease Rev. Bonds (Northumberland County School Project), Series 2006, MBIA insured, 5.00% 2023		1,275	1,375
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019		1,005	1,019
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027		1,000	1,019
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035		1,000	1,020
			149,931

DISTRICT OF COLUMBIA — 5.87%
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, 5.50% 2007		1,500	1,522
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, MBIA insured, 5.25% 2010		1,000	1,037
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.50% 2014		1,000	1,080
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT, MBIA insured, 5.25% 2017		1,000	1,096
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2006-A, AMT, FSA insured, 5.00% 2032		1,000	1,053
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2013		1,000	1,078
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2014		$1,000	$1,080
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2016		1,995	2,145
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC insured, 5.00% 2008		1,000	1,026
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-C-1, AMT, FSA insured, 5.00% 2008		1,000	1,026
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.25% 2012		1,000	1,074
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.00% 2019		1,000	1,057
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021		2,155	2,311
			16,585

PUERTO RICO — 5.23%
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015		1,000	1,134
Government Dev. Bank for Puerto Rico, Series 2006-B, 5.00% 2015		1,000	1,079
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured, 5.00% 2035 (put 2010)		1,150	1,202
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)		500	523
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)		1,540	1,668
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)		500	542
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2014		1,000	1,105
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)		1,000	1,075
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)		3,000	3,225
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, MBIA insured, 5.25% 2029 (put 2012)		2,000	2,150
Public Improvement G.O. Ref. Bonds, Series 2004-A, 5.00% 2030 (put 2012)		1,000	1,053
			14,756

VIRGIN ISLANDS — 1.20%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009		1,000	1,033
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-C, 5.50% 2007		1,000	1,015
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017		750	806
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018		500	535
			3,389

Total bonds & notes (cost: $265,706,000)			274,356

Short-term securities — 1.55%

Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-A, 3.64% 2038[1]		545	545
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 3.63% 2038[1]		500	500
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-E, 3.62% 2038[1]		500	500
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2005, Subseries C-2, FSA insured, 3.60% 2027[1]		900	900
State of Virginia, Fairfax County Econ. Dev. Auth., Multi-Modal Rev. Bonds (Smithsonian Institution Issue), Series A, 3.50% 2033[1]		800	800
State of Virginia, Fairfax Industrial Dev. Auth., Demand Obligation Rev. Bonds (Fairfax Hospital System, Inc.), Series 1988-C, 3.55% 2025[1]		700	700
State of Virginia, Suffolk City Industrial Dev. Auth., Hospital Rev. and Ref. Bonds (Louise Obici Memorial Hospital Project), Series 2004, 3.57% 2022[1]		440	440

Total short-term securities (cost: $4,385,000)			4,385

Total investment securities (cost: $270,091,000)			$278,741
Other assets less liabilities			3,646
Net assets			$282,387

[1]Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy = Agency	Dist. = District	G.O. = General Obligation
AMT = Alternative Minimum Tax	Econ. = Economic	Preref. = Prerefunded
Auth. = Authority	Fac. = Facility	Redev. = Redevelopment
Certs. Of Part. = Certificates of Participation	Facs. = Facilities	Ref. = Refunding
Dept. = Department	Fin. = Finance	Rev. = Revenue
Dev. = Development	Fncg. = Financing	TECP = Tax-Exempt Commercial Paper

Federal income tax information		(dollars in thousands)

Gross unrealized appreciation on investment securities		$ 9,124
Gross unrealized depreciation on investment securities		(241)
Net unrealized appreciation on investment securities		8,883
Cost of investment securities for federal income tax purposes		269,858

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from a financial adviser and should be read carefully before investing.

ITEM 2 - - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer
have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the
Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)
that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.
(a)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series I

By /s/ Jeffrey L. Steele, President and PEO

Date: December 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele, President and PEO

Date: December 20, 2006

By /s/ Michael W. Stockton, Vice President , Treasurer
And Principal Financial Officer

Date: December 20, 2006